Consolidated Balance Sheets - USD ($) shares in Thousands	Mar. 31, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 71,789,000	$ 94,527,000
Deposits Assets, Current	166,000,000	150,000,000
Accounts Receivable, after Allowance for Credit Loss, Current	157,077,000	160,478,000
Inventories	143,573,000	145,238,000
Prepaid expenses	7,739,000	5,500,000
Other current assets	27,454,000	26,241,000
Total current assets	573,632,000	581,984,000
Non-current assets
Property, plant and equipment, net	191,745,000	192,566,000
Goodwill	101,451,000	101,599,000
Other intangible assets, net	90,715,000	95,842,000
Operating lease right-of-use assets	25,454,000	25,417,000
Long-term investments	76,298,000	63,104,000
Other non-current assets	13,571,000	13,252,000
Total non-current assets	499,234,000	491,780,000
Total assets	1,072,866,000	1,073,764,000
Current liabilities
Accounts payable	50,856,000	43,021,000
Accrued expenses and other current liabilities	33,590,000	34,284,000
Employee related charges	37,712,000	31,304,000
Deferred revenues - short-term	51,402,000	47,835,000
Operating lease liabilities - short term	7,141,000	6,597,000
Total current liabilities	180,701,000	163,041,000
Non-current liabilities
Deferred revenues - long-term	18,299,000	19,062,000
Deferred income taxes	503,000	312,000
Operating lease liabilities - long term	19,541,000	19,903,000
Contingent consideration	5,437,000	5,353,000
Other non-current liabilities	22,779,000	23,193,000
Total non-current liabilities	66,559,000	67,823,000
Total liabilities	247,260,000	230,864,000
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 shares; 67,086 shares and 65,677 shares issued and outstanding at December 31, 2022 and 2021, respectively	244,000	242,000
Treasury Stock, Value, Acquired, Cost Method	1,995,000	1,995,000
Additional paid-in capital	3,280,627,000	3,275,344,000
Accumulated other comprehensive loss	(4,951,000)	(6,197,000)
Accumulated deficit	(2,448,319,000)	(2,424,494,000)
Total equity	825,606,000	842,900,000
Total liabilities and equity	$ 1,072,866,000	$ 1,073,764,000
Shares, Outstanding	86,814	86,110
Shares, Issued		86,376
Treasury Stock, Common, Value	$ (1,995,000)	$ (1,995,000)